Accrued Expenses And Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Enjoy Technology Inc [Member]
Payables And Accruals [Line Items]
Accrued Expenses And Other Current Liabilities
6.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses and other current liabilities consist of the following (in thousands):

	June 30, 2021	December 31, 2020
Accrued salaries and wages	$8,189	$8,088
Deferred rent	4,033	3,876
Accrued payables	4,584	2,774
Accrued tax	2,193	2,210
Accrued vacation and benefits	1,776	813
Accrued other	207	136

Total accrued expenses and other current liabilities	$20,982	$17,897

7.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses and other current liabilities consist of the following (in thousands):

	December 31,
	2020	2019
Accrued salaries and wages	$8,088	$3,850
Deferred rent	3,876	3,400
Accrued payables	2,774	1,409
Accrued tax	2,210	798
Accrued vacation and benefits	813	557
Accrued other	136	70

Total accrued expenses and other current liabilities	$17,897	$10,084